Condensed Consolidated Statements of Operations (unaudited) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Comprehensive Loss (unaudited)
Cost of sales										$ (130)	$ (500)
Gross profit		$ 130				$ 500				130	500
Operating expenses:
Research and development, net of grants	$ 645				$ 334					2,370	4,836
Clinical and regulatory, net of grants	105				37					378	1,687
Selling and marketing											701
General and administrative	1,466				2,472					6,315	5,943
Restructuring charges											2,229
Total operating expenses	2,216				2,843					9,063	15,396
Loss from operations	(2,216)	(1,291)	$ (2,503)	$ (2,296)	(2,843)	(1,274)	$ (1,602)	$ (3,116)	$ (8,904)	(8,933)	(14,896)
Interest income	4									12	16
Net loss	$ (2,212)	$ (1,283)	$ (2,501)	$ (2,294)	$ (2,843)	$ (1,291)	$ (1,603)	$ (3,100)	$ (8,886)	$ (8,921)	$ (14,880)
Net loss per common share - basic	$ (0.06)	$ (0.03)	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.06)	$ (0.07)	$ (0.15)	$ (0.57)	$ (0.27)	$ (0.72)
Net loss per common share - diluted	$ (0.06)	$ (0.03)	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.06)	$ (0.07)	$ (0.15)	$ (0.57)	$ (0.27)	$ (0.72)
Weighted average shares outstanding - basic	39,409				23,537					32,817,000	20,575,000
Weighted average shares outstanding - diluted	39,409				23,537					32,817,000	20,575,000